Schedule Of Foreign Currency Translation (Details) - EUDA Health Limited [Member]	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Period end SGD US Exchange Rate [Member]
Period-average MYR: US$1 exchange rate*	1.44	1.39	1.35			1.32
Period end VND US Exchange Rate [Member]
Period-average MYR: US$1 exchange rate*	23,865.00	23,265.00	22,855.00			23,080.00
Period end MYR US Exchange Rate [Member]
Period-average MYR: US$1 exchange rate*	4.64	4.41
Period average SGD US Exchange Rate [Member]
Period-average MYR: US$1 exchange rate*	1.38	1.36	1.34	1.34	1.33	1.38
Period average VND US Exchange Rate [Member]
Period-average MYR: US$1 exchange rate*	23,108.27	22,923.19	22,935.24	22,986.35	23,045.27	23,233.50
Period average MYR US Exchange Rate [Member]
Period-average MYR: US$1 exchange rate*	4.34	4.27